Other liabilities and provisions - Roll forward of other provision (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other liabilities and provisions
Balance at the beginning	$ 33	$ 48
Provided	7	19
Released	(7)	(10)
Paid	(4)	(23)
Exchange	2	(1)
Balance at the end	$ 31	$ 33